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                                                   Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-39579


                                                                   June 30, 2004
                                                                      Supplement

[MORGAN STANLEY LOGO OMITTED]





              SUPPLEMENT DATED JUNE 30, 2004 TO THE PROSPECTUS OF
                     MORGAN STANLEY AGGRESSIVE EQUITY FUND
                           Dated September 30, 2003


The second paragraph of the section of the Prospectus titled "FUND MANAGEMENT" is hereby replaced by the following:


   The Fund's portfolio is managed within the U.S. Growth team. Current members of the team include Dennis Lynch, Managing Director of the Investment Manager, David Cohen, Executive Director of the Investment Manager, and Sam Chainani, Vice President of the Investment Manager.




              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.







                                                                     36052SPT-01